American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2025

Equity Growth Fund - Schedule of Investments
SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Air Freight and Logistics — 0.1%
FedEx Corp.	10,297	2,428,136
Automobile Components — 0.2%
BorgWarner, Inc.	60,479	2,658,657
Garrett Motion, Inc.	81,825	1,114,456
		3,773,113
Automobiles — 1.3%
Tesla, Inc.(1)	55,354	24,617,031
Banks — 6.7%
Bank of America Corp.	594,624	30,676,652
Citigroup, Inc.	250,088	25,383,932
JPMorgan Chase & Co.	112,971	35,634,443
PNC Financial Services Group, Inc.	9,512	1,911,246
Truist Financial Corp.	254,891	11,653,617
U.S. Bancorp	367,055	17,739,768
		122,999,658
Beverages — 0.1%
PepsiCo, Inc.	15,651	2,198,027
Biotechnology — 4.7%
AbbVie, Inc.	136,408	31,583,908
Amgen, Inc.	73,777	20,819,869
Exelixis, Inc.(1)	82,353	3,401,179
Gilead Sciences, Inc.	206,071	22,873,881
Halozyme Therapeutics, Inc.(1)	17,326	1,270,689
Incyte Corp.(1)	10,855	920,613
Natera, Inc.(1)	15,344	2,469,924
Neurocrine Biosciences, Inc.(1)	19,279	2,706,386
		86,046,449
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	355,387	78,032,324
Dillard's, Inc., Class A	4,171	2,562,996
eBay, Inc.	104,609	9,514,188
		90,109,508
Building Products — 0.5%
Griffon Corp.	49,931	3,802,246
Lennox International, Inc.	3,018	1,597,608
Masco Corp.	35,688	2,512,078
Trane Technologies PLC	3,384	1,427,913
		9,339,845
Capital Markets — 1.3%
Cboe Global Markets, Inc.	27,658	6,783,125
Evercore, Inc., Class A	3,825	1,290,249
Goldman Sachs Group, Inc.	4,193	3,339,096
Interactive Brokers Group, Inc., Class A	80,964	5,571,133
Lazard, Inc.	15,416	813,656
Morgan Stanley	19,290	3,066,338
MSCI, Inc.	6,328	3,590,570
		24,454,167
Chemicals — 0.2%
CF Industries Holdings, Inc.	30,898	2,771,551

Commercial Services and Supplies — 0.5%
Rollins, Inc.	62,407	3,665,787
Veralto Corp.	53,874	5,743,507
		9,409,294
Communications Equipment — 1.9%
Arista Networks, Inc.(1)	9,337	1,360,494
Ciena Corp.(1)	6,309	919,032
Cisco Systems, Inc.	397,392	27,189,561
F5, Inc.(1)	14,011	4,528,215
		33,997,302
Construction and Engineering — 0.8%
EMCOR Group, Inc.	5,628	3,655,611
Granite Construction, Inc.	21,518	2,359,449
Primoris Services Corp.	23,330	3,203,909
Valmont Industries, Inc.	14,473	5,611,616
		14,830,585
Consumer Finance — 0.5%
Enova International, Inc.(1)	22,513	2,591,021
Synchrony Financial	87,114	6,189,450
		8,780,471
Consumer Staples Distribution & Retail — 3.3%
Casey's General Stores, Inc.	2,006	1,134,032
Costco Wholesale Corp.	2,705	2,503,829
Dollar General Corp.	73,624	7,609,040
Dollar Tree, Inc.(1)	44,468	4,196,445
Kroger Co.	161,663	10,897,703
Maplebear, Inc.(1)	54,420	2,000,479
Sysco Corp.	131,672	10,841,873
U.S. Foods Holding Corp.(1)	32,486	2,489,077
Walmart, Inc.	183,247	18,885,436
		60,557,914
Containers and Packaging — 0.2%
Crown Holdings, Inc.	31,057	2,999,796
Diversified Consumer Services — 0.1%
Stride, Inc.(1)	15,578	2,320,187
Electrical Equipment — 0.5%
Acuity, Inc.	5,443	1,874,515
Generac Holdings, Inc.(1)	11,057	1,850,942
NEXTracker, Inc., Class A(1)	45,738	3,384,154
Vertiv Holdings Co., Class A	18,670	2,816,556
		9,926,167
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	26,815	4,690,480
TE Connectivity PLC	66,759	14,655,603
		19,346,083
Energy Equipment and Services — 0.2%
Schlumberger NV	50,993	1,752,630
TechnipFMC PLC	66,976	2,642,203
		4,394,833
Entertainment — 0.6%
Netflix, Inc.(1)	7,309	8,762,906
Spotify Technology SA(1)	3,591	2,506,518
		11,269,424
Financial Services — 3.2%
Affirm Holdings, Inc.(1)	5,742	419,625

Berkshire Hathaway, Inc., Class B(1)	2,679	1,346,841
Mastercard, Inc., Class A	52,439	29,827,828
PayPal Holdings, Inc.(1)	139,102	9,328,180
Toast, Inc., Class A(1)	39,130	1,428,636
Visa, Inc., Class A	49,682	16,960,441
		59,311,551
Food Products — 0.3%
Cal-Maine Foods, Inc.	11,436	1,076,128
Ingredion, Inc.	20,583	2,513,390
Pilgrim's Pride Corp.	67,039	2,729,828
		6,319,346
Ground Transportation — 0.1%
Uber Technologies, Inc.(1)	25,258	2,474,526
Health Care Equipment and Supplies — 0.6%
Align Technology, Inc.(1)	19,992	2,503,398
Medtronic PLC	6,195	590,012
ResMed, Inc.	30,026	8,219,017
		11,312,427
Health Care Providers and Services — 3.0%
HCA Healthcare, Inc.	41,276	17,591,831
Labcorp Holdings, Inc.	13,201	3,789,479
McKesson Corp.	12,540	9,687,652
Quest Diagnostics, Inc.	24,806	4,727,527
UnitedHealth Group, Inc.	53,500	18,473,550
		54,270,039
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	9,306	2,772,351
Hotels, Restaurants and Leisure — 3.1%
Airbnb, Inc., Class A(1)	54,600	6,629,532
Booking Holdings, Inc.	4,190	22,622,941
Brinker International, Inc.(1)	6,811	862,817
DoorDash, Inc., Class A(1)	38,995	10,606,250
DraftKings, Inc., Class A(1)	51,507	1,926,362
Expedia Group, Inc.	27,941	5,972,389
Yum! Brands, Inc.	50,001	7,600,152
		56,220,443
Household Products — 1.9%
Church & Dwight Co., Inc.	28,323	2,481,945
Colgate-Palmolive Co.	140,410	11,224,375
Kimberly-Clark Corp.	87,071	10,826,408
Procter & Gamble Co.	62,369	9,582,997
		34,115,725
Insurance — 2.0%
Allstate Corp.	18,705	4,015,028
Arch Capital Group Ltd.	19,584	1,776,857
Hartford Insurance Group, Inc.	33,021	4,404,671
Progressive Corp.	93,394	23,063,648
Travelers Cos., Inc.	8,714	2,433,123
		35,693,327
Interactive Media and Services — 7.9%
Alphabet, Inc., Class A	178,718	43,446,346
Alphabet, Inc., Class C	205,224	49,982,305
Match Group, Inc.	67,077	2,369,160
Meta Platforms, Inc., Class A	66,574	48,890,614
		144,688,425

IT Services — 2.4%
Accenture PLC, Class A	62,938	15,520,511
Cognizant Technology Solutions Corp., Class A	25,541	1,713,035
Gartner, Inc.(1)	16,928	4,449,863
GoDaddy, Inc., Class A(1)	30,165	4,127,477
International Business Machines Corp.	46,633	13,157,967
VeriSign, Inc.	16,128	4,508,905
		43,477,758
Machinery — 1.9%
AGCO Corp.	17,052	1,825,758
Caterpillar, Inc.	33,154	15,819,431
Cummins, Inc.	16,669	7,040,485
Donaldson Co., Inc.	20,160	1,650,096
Otis Worldwide Corp.	42,754	3,908,998
Pentair PLC	23,943	2,651,927
Toro Co.	11,405	869,061
		33,765,756
Media — 0.2%
Nexstar Media Group, Inc., Class A	9,817	1,941,213
Trade Desk, Inc., Class A(1)	16,878	827,191
		2,768,404
Metals and Mining — 0.4%
Newmont Corp.	81,404	6,863,171
Oil, Gas and Consumable Fuels — 1.2%
Chevron Corp.	22,443	3,485,174
Expand Energy Corp.	8,497	902,721
Exxon Mobil Corp.	114,509	12,910,890
Gulfport Energy Corp.(1)	5,029	910,148
Occidental Petroleum Corp.	59,562	2,814,305
		21,023,238
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	17,910	1,578,229
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	448,085	20,208,633
Johnson & Johnson	146,168	27,102,471
Merck & Co., Inc.	276,510	23,207,484
		70,518,588
Professional Services — 0.8%
Broadridge Financial Solutions, Inc.	14,957	3,562,309
Genpact Ltd.	56,516	2,367,455
Leidos Holdings, Inc.	28,710	5,425,041
SS&C Technologies Holdings, Inc.	29,026	2,576,348
		13,931,153
Retail REITs — 0.3%
Simon Property Group, Inc.	32,223	6,047,291
Semiconductors and Semiconductor Equipment — 14.6%
Applied Materials, Inc.	126,470	25,893,468
Broadcom, Inc.	124,085	40,936,882
Lam Research Corp.	220,957	29,586,142
NVIDIA Corp.	781,222	145,760,401
Qorvo, Inc.(1)	9,824	894,770
QUALCOMM, Inc.	136,124	22,645,589
Teradyne, Inc.	7,422	1,021,564
		266,738,816
Software — 12.0%
Adobe, Inc.(1)	62,967	22,211,609

AppLovin Corp., Class A(1)	5,456	3,920,354
Atlassian Corp., Class A(1)	10,827	1,729,072
Autodesk, Inc.(1)	18,908	6,006,504
Crowdstrike Holdings, Inc., Class A(1)	12,229	5,996,857
Datadog, Inc., Class A(1)	19,269	2,743,906
Fortinet, Inc.(1)	47,439	3,988,671
Gen Digital, Inc.	71,765	2,037,408
Intuit, Inc.	27,357	18,682,369
Microsoft Corp.	194,445	100,712,788
Nutanix, Inc., Class A(1)	30,423	2,263,167
Palantir Technologies, Inc., Class A(1)	55,068	10,045,505
Salesforce, Inc.	82,973	19,664,601
ServiceNow, Inc.(1)	13,564	12,482,678
Workday, Inc., Class A(1)	30,463	7,333,358
		219,818,847
Specialized REITs — 0.1%
Public Storage	6,091	1,759,385
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A(1)	8,603	735,987
Bath & Body Works, Inc.	83,407	2,148,564
Gap, Inc.	189,629	4,056,164
Group 1 Automotive, Inc.	2,489	1,088,962
Home Depot, Inc.	10,903	4,417,787
Lowe's Cos., Inc.	15,354	3,858,614
TJX Cos., Inc.	19,340	2,795,404
Ulta Beauty, Inc.(1)	10,300	5,631,525
		24,733,007
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.	463,381	117,990,704
HP, Inc.	170,451	4,641,381
Pure Storage, Inc., Class A(1)	11,070	927,777
Super Micro Computer, Inc.(1)	72,409	3,471,287
Western Digital Corp.	78,687	9,447,161
		136,478,310
Textiles, Apparel and Luxury Goods — 0.2%
Lululemon Athletica, Inc.(1)	20,937	3,725,321
Trading Companies and Distributors — 0.4%
Core & Main, Inc., Class A(1)	10,662	573,935
Ferguson Enterprises, Inc.	11,569	2,598,166
WESCO International, Inc.	4,437	938,426
WW Grainger, Inc.	3,707	3,532,623
		7,643,150
TOTAL COMMON STOCKS (Cost $1,098,943,109)		1,814,618,125
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,798	21,798
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $11,014,138), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $10,799,257)		10,798,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,819,798)		10,819,798
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,109,762,907)		1,825,437,923
OTHER ASSETS AND LIABILITIES — 0.0%		769,157
TOTAL NET ASSETS — 100.0%		$1,826,207,080

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund'sportfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,814,618,125	—	—
Short-Term Investments	21,798	$10,798,000	—
	$1,814,639,923	$10,798,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.